PGIM INVESTMENTS | Bringing you the investment managers of Prudential Financial, Inc.
PGIM QMA Strategic Alpha Small-Cap Growth ETF

Ticker Symbol: PQSG	Listing Exchange: NYSE Arca, Inc.
SUMMARY PROSPECTUS  |  October 29, 2019
Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks. You can ﬁnd the Fund's Prospectus, Statement of Additional Information (SAI), Annual Report and other information about the Fund online at www.pgiminvestments.com. You can also get this information at no cost by calling 1-888-247-8090 or by sending an e-mail to: prospectus@prudentialfundsemail.com. The Fund's Prospectus and SAI, both dated October 29, 2019, as supplemented and amended from time to time, and the Fund's Annual Report, dated August 31, 2019 are all incorporated by reference into (legally made a part of) this Summary Prospectus.
IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an e-mail request to PGIM Investments at shareholderreports@pgim.com.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek long-term growth of capital.
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing shares of the Fund in the secondary market also may be subject to additional costs (including customary brokerage commissions) charged by their broker, which are not reflected in the tables below. The management agreement between PGIM ETF Trust (the Trust) and PGIM Investments LLC (PGIM Investments) (the Management Agreement) provides that PGIM Investments will pay all operating expenses of the Fund, except for certain expenses, including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), acquired fund fees and expenses, and the management fee payable to PGIM Investments under the Management Agreement.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.29%
Distribution or distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	0.29%
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the Example. Your actual costs may be higher or lower.
ETF1003A

Number of Years You Own Shares	1 Year	3 Years	5 Years	10 Years
	$30	$93	$163	$368
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal period, the Fund's portfolio turnover rate was 78% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies. The Fund seeks investments that will appreciate over time. The Fund’s goal is to outperform the returns of the Russell 2000 Growth Index over the long term. The Fund normally invests at least 80% of its investable assets in equity and equity-related securities of US small-capitalization companies. The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index.
QMA LLC (QMA), the Fund's subadviser, employs a proprietary multi-factor quantitatively driven investment process for the Fund. The stock selection process utilizes systematic tools that evaluate stocks based on various signals, such as value, quality and volatility, to differentiate between attractive and unattractive stocks, subject to risk constraints. The investment management team exercises judgment when evaluating underlying data and positions recommended by its quantitative tools.
Principal Risks. All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your investment. The order of the below risk factors does not indicate the significance of any particular risk factor.
Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Funds. The Funds have a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Funds and no other authorized participant creates or redeems, shares of the Funds may trade at a substantial discount or premium to net asset value (NAV), may trade at larger spreads, and possibly face trading halts and/or delisting.
Cost of Buying or Selling Shares. When you buy or sell shares of the Funds through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Funds, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Funds' shares varies over time based on the Funds' trading volume, the spread of the Funds' underlying securities, and market liquidity and may increase if the Funds' trading volume, the spread of the Funds' underlying securities, or market liquidity decreases. In times of severe market disruption, including when trading of the Funds' holdings may be halted, the bid-ask spread may increase significantly. This means that the shares may trade at a discount to the Funds NAV, and the discount is likely to be greatest during significant market volatility.
Equity and Equity-Related Securities Risks. The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Funds invest could go down. The Funds' holdings can vary significantly from broad market indexes and the performance of the Funds can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
ETF Shares Trading Risk. Fund shares are listed for trading on NYSE Arca, Inc. (the Exchange) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of a Fund are expected to fluctuate in response to changes in a Fund’s NAV, the intraday value of a Fund’s holdings and supply and demand for shares of a Fund. We cannot predict whether shares of a Fund will trade above, below or at their NAV. Trading on the Exchange, including trading of Fund shares, may be halted in certain circumstances and shareholders may not be able to sell Fund shares at the time or price desired. During periods of stressed market conditions, the market for the shares of a Fund may become less liquid in response to deteriorating liquidity in the markets for a Fund’s portfolio investments. This adverse effect on the liquidity of a Fund’s shares could lead to differences between the market price of a Fund's shares and the NAV of those shares. There can be no assurance that the requirements of the Exchange to maintain the listing of shares of a Fund will continue to be met. At times, trading in the securities of ETFs has become volatile and unpredictable and the price of ETF shares has diverged from market driven fundamentals.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of a Fund (including through a trading halt), as well as other factors, may result in a Fund’s shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of a Fund’s holdings. Premiums and discounts relate to differences between the market price and NAV of a Fund’s shares. During such periods, you may incur significant losses if you sell your shares of a Fund.

The securities held by a Fund may be traded in markets that close at a different time than the Exchange and may trade outside of a collateralized settlement system. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads for a Fund’s shares on the Exchange and the corresponding premium or discount between the market price for Fund shares and their NAV may widen. Additionally, during times when the Exchange is open but after the applicable market is closed, there may be changes between the last quote from the closed foreign market and the value of such security during a Fund' s trading day on the Exchange and this may lead to differences between the market price of a Fund's shares and the underlying value of those shares.
Growth Style Risk. The Fund's growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for a period of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.
Illiquid Securities Risk. The Fund may invest in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.
Increase in Expenses Risk. Your actual cost of investing in a Fund may be higher than the expenses shown in the expense table for a variety of reasons.
Large Shareholder Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders may redeem all or a substantial portion of their investments in the Fund at any time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.
Management Risk. The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.
Market Risk. Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.
Model Design and Implementation Risk. The design of QMA's underlying models may be flawed or incomplete. These models are based on historical and theoretical underpinnings that QMA believes are sound, but there is no guarantee that these underpinnings will correlate with security price behavior in the manner assumed by the models or that the quantitative techniques that underlie QMA's portfolio construction processes will fully anticipate important risks. In addition, it is impossible to eliminate completely the risk of error in the implementation of the models that guide QMA's quantitative investment processes, and it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.
New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
No Guarantee of Active Trading Market Risk. While shares of a Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by authorized participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.

Real Estate Investment Trust (REIT) Risk. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.
REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.
Small Company Risk. Small company stocks present above-average risks in comparison to larger companies. Small companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management depth. As a result, stocks issued by smaller companies may be comparatively less liquid and fluctuate in value more than the stocks of larger, more established companies.
Performance. Once the Fund has a performance record of at least one calendar year, the Fund’s performance will be included in its Prospectus. A number of factors—including risk—can affect how the Fund will perform in the future. Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.pgiminvestments.com.
MANAGEMENT OF THE FUND
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	QMA LLC	Stephen Courtney	Managing Director, Portfolio Manager	November 2018
		Edward J. Lithgow, CFA	Vice President, Portfolio Manager	November 2018
BUYING AND SELLING FUND SHARES
Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries and are not individually redeemable by the ETF. Shares of the Fund are listed for trading on the Exchange, and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will issue and redeem its shares at NAV only in a large specified number of shares called a “Creation Unit” or multiples thereof to Authorized Participants who have entered into agreements with the Fund’s distributor. A Creation Unit consists of 50,000 shares of the Fund. The Fund generally issues and redeems Creation Units in return for a specified amount of cash and/or designated portfolio of securities. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund.
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), PGIM or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

By Mail:	PGIM Investments LLC, 655 Broad Street, 17th Floor, Newark NJ 07102
By Telephone:	(888) 247-8090 or (973) 802-2093 (outside the US)
On the Internet:	www.pgiminvestments.com
ETF1003A